Schedule of Non-cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,045	$ 2,394
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2,229	1,319
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,816	$ 1,075